Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Business Combinations

15.    Business Combinations

Acquisition of Manitoba Harvest

On February 28, 2019, the Company completed the acquisition of all issued and outstanding shares of FHF Holdings Ltd. (“Manitoba Harvest”). Manitoba Harvest develops and distributes a diverse portfolio of hemp-based natural food and wellness products and enables the Company to expand into the growing cannabidiol (“CBD”) product market in the United States.

During the three months ended June 30, 2019, the Company revised the preliminary purchase price of the acquisition of Manitoba Harvest to reflect the finalization of the working capital adjustment paid in the quarter. The revised purchase price is calculated as follows:

February 28, 2019
Cash paid on closing	$114,591
Cash payable six months after closing	37,490
Class 2 common stock issued on closing (1)	96,844
Class 2 common stock issuable six months after closing (1)	31,866
Working capital adjustment	274
Contingent consideration	29,207

Total fair value of consideration transferred	$310,272

(1)

1,209,946 shares of Class 2 common stock were issued on closing. The amount of Class 2 common stock issuable six months after closing will be the determined in accordance with the Manitoba Harvest acquisition agreement based on the trading price of the shares.

As part of the acquisition of Manitoba Harvest, the Company entered into a contingent consideration arrangement whereby the Company may pay a maximum of $37,129 ($49,000 CAD) payable in Class 2 common stock. The payment amount is based on gross branded CBD product sales in the United States for the period from January 1, 2019 to December 31, 2019. The estimated fair value of the contingent consideration is recorded within accrued expenses and other current liabilities. The contingent consideration was valued using a probability-weighted discounted cash flow model based on internal forecasts and the estimated cost of debt for the Company. The contingent consideration is reassessed and adjusted to fair value each quarter through other (income) expense, net. The fair value of contingent consideration increased $547 from the closing date to June 30, 2019 due to the passage of time.

The following table summarizes the Company’s revised preliminary allocation of the purchase price to assets acquired and liabilities assumed at the acquisition date. During the three months ended June 30, 2019, this resulted in a $20 increase in inventory, $47 increase in property and equipment, $76 increase in developed technology, $456 increase in customer relationships, $321 increase in accounts payable, $147 decrease in accrued expenses and other current liabilities, $321 decrease in accrued obligations under capital lease, $160 increase in deferred tax liability, and $312 decrease in goodwill. The final purchase price allocation will be adjusted as needed, pending the finalization of estimates and assumptions used in valuing property and equipment, intangible assets, and deferred tax liability, among other identifiable assets acquired and liabilities assumed, and will be finalized no later than one year after the acquisition date.

		February 28, 2019
Assets
Cash and cash equivalents		$5,534
Accounts receivable		6,207
Inventory		15,331
Prepaid expenses and other current assets		1,030
Property and equipment		23,581
Intangible assets:	Estimated useful life
Trademarks	Indefinite	54,688
Developed technology	10 years	6,988
Customer relationships	14-16 years	134,290
Goodwill		127,681

Total assets		375,330

Liabilities
Accounts payable		4,973
Accrued expenses and other current liabilities		4,911
Deferred tax liability		55,174

Total liabilities		65,058

Net assets acquired		$310,272

The Company incurred acquisition costs of $1,328 for the acquisition of Manitoba Harvest. The goodwill of $127,681 is attributable factors such as market share, reputation with customers and vendors, and the skilled workforce of Manitoba Harvest. Goodwill is not deductible for tax purposes. The gross contractual amount of receivables is $6,340, of which approximately $133 is not expected to be collected.

The financial results of Manitoba Harvest are included in the Company’s financial statements since acquisition close. The Consolidated Statements of Net Loss and Comprehensive Loss include revenue of $19,895 and $25,516, and net loss of $2,692 and $4,868 of Manitoba Harvest for the three and six months ended June 30, 2019, respectively.

Acquisition of Natura

On February 15, 2019, the Company acquired the remaining 97% issued and outstanding shares of Natura Naturals Holdings Inc. (“Natura”). Natura is licensed to cultivate and produce medical cannabis, expanding the Company’s capacity to supply high-quality branded cannabis products to the Canadian market. The preliminary purchase price is calculated as follows:

February 15, 2019
Cash paid on closing	$15,252
Class 2 common stock issued on closing (1)	15,100
Contingent consideration	20,007
Fair value of previously held interest (2)	1,565
Effective settlement of pre-existing debt (3)	2,308

Total fair value of consideration transferred	$54,232

(1)	180,332 shares of Class 2 common stock issued on closing.
(2)	The fair value of the Company’s investment in Natura on the acquisition date was determined based on the fair value of total consideration transferred and reflected book value on the acquisition date.
(3)	The Company held $3,000 CAD convertible debt of Natura at the acquisition date. On acquisition, this debt and related accrued interest was effectively settled.

As part of the acquisition of Natura, the Company entered into a contingent consideration arrangement whereby the Company issued promissory notes with an aggregate principal amount of $26,205 ($34,500 CAD). The ultimate payment amounts are based on production levels of consumer grade dry finished cannabis flower from Natura facilities during four periods from February 1, 2019 to January 31, 2020 and are payable in shares of Class 2 common stock. The estimated fair value of the contingent consideration is recorded within accrued expenses and other current liabilities. The contingent consideration on the acquisition date was valued using a discounted cash flow analysis based on internal forecasts projected using a Monte Carlo simulation model, an expected quarterly production distribution function, and a weighted average cost of capital adjusted to account for revenue risk derived at February 15, 2019. The contingent consideration is reassessed and adjusted to fair value each quarter though other (income) expense, net, valued using a probability-weighted discounted cash flow model based on internal forecasts and the estimated cost of debt for the Company. The fair value of contingent consideration decreased $580 from the closing date to June 30, 2019 due to the passage of time and actual results to date.

The following table summarizes the Company’s revised preliminary allocation of the purchase price to assets acquired and liabilities assumed at the acquisition date. During the three months ended June 30, 2019, this resulted in a $211 decrease in property and equipment, $378 decrease in cultivation license, $189 decrease in supply contract, $4,319 decrease in deferred tax liability and $3,541 decrease in goodwill. The final purchase price allocation will be adjusted as needed, pending the finalization of estimates and assumptions used in valuing property and equipment, intangible assets, and deferred tax liability, among other identifiable assets acquired and liabilities assumed, and will be finalized no later than one year after the acquisition date.

		February 15, 2019
Assets
Cash and cash equivalents		$169
Accounts receivable		109
Inventory		3,482
Prepaid expenses and other current assets		166
Property and equipment		17,435
Intangible assets:	Estimated useful life
Cultivation license	Indefinite	10,494
Supply contract	3 years (1)	2,340
Goodwill		24,830

Total assets		59,025

Liabilities
Accounts payable		3,280
Accrued expenses and other current liabilities		876
Deferred tax liability		637

Total liabilities		4,793

Net assets acquired		$54,232

(1)	The estimated useful life of the supply contract intangible asset is 3 years. Amortization of the asset will commence once supply commences.

The Company incurred acquisition costs of $824 for the acquisition of Natura. The goodwill of $24,830 is attributable factors such as strong supply chain, quality of products and the skilled workforce of Natura. Goodwill is not deductible for tax purposes.

The financial results of Natura are included in the Company’s financial statements since acquisition close. The Consolidated Statements of Net Loss and Comprehensive Loss include revenue of $5,835 and $8,131, and net earnings of $1,305 and net loss of $515 of Natura for three and six months ended June 30, 2019, respectively.

Supplemental Pro Forma Information (unaudited)

The unaudited pro forma information for the periods set forth below gives effect to the acquisitions of Manitoba Harvest and Natura as if the acquisitions had occurred as of January 1, 2018. This pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisitions been consummated as of that time:

	Six months ended June 30,
	2019	2018
Revenue	$79,707	$54,070
Net loss	(68,182)	(23,856)
Net loss per share – basic and diluted	(0.71)	(0.31)

16. Acquisitions

Acquisition of Alef

In October 2018, the Company acquired Alef, a privately held company, which is an existing import and distribution partner. With this acquisition, the Company expanded its reach to the South American markets, and is now Tilray Latin America, a subsidiary of Tilray, Inc. The total consideration paid was $2,893, comprising of $2,855 of Company’s Class 2 common stock, of which $736 is held in escrow and cash consideration of $38.

The transaction was accounted for as an asset acquisition, as it did not constitute a business as defined in ASC 805 Business Combinations. The escrow consideration has not been released as of the issuance date of these financial statements because the 12 months have not elapsed. The Company notes that the cost of a group of assets acquired in an asset acquisition shall be allocated to the individual assets acquired or liabilities assumed based on their relative fair values. Part of the asset acquisition included Alef’s cannabis license, $2,984, which has been recognized as intangible asset.

The consideration includes a contingent component based upon the achievement of certain milestones. The contingent consideration will be recognized when the milestones will be reached.